Subsequent Events (Details) - Subsequent Event - USD ($) shares in Millions, $ in Millions	Aug. 04, 2025	Aug. 03, 2025
NV5 Global, Inc. [Member]
Subsequent Event [Line Items]
Total consideration	$ 1,700.0
Cash paid to acquire business	$ 618.7
Number of shares issued (in Shares)	79.0
Line of Credit | New Term Loans
Subsequent Event [Line Items]
Quarterly installments	$ 4.1
Line of Credit | Revolving credit facility
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	875.0
Term loan	1,600.0	$ 769.2
Line of Credit | Revolving credit facility | 2024 Credit Agreement
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 125.0	$ 75.0